Per share amounts	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Per share amounts

14. Per share amounts

The number of incremental shares included in diluted earnings per share is computed using the average volume-weighted market price of shares for the year. Obsidian Energy computes the dilutive impact of the equity instruments other than common shares assuming the proceeds received from the exercise of the in-the-money Options and the vesting of RSUs under the RPSU plan are used to purchase common shares at average market prices.

	Year ended December 31
	2025	2024
Net income (loss)	$35.2	$(202.6)

The weighted average number of shares used to calculate per share amounts was as follows:

	Year ended December 31
Average shares outstanding (millions)	2025	2024
Basic	69.4	76.0
Dilutive impact (1)	2.4	-
Diluted	71.8	76.0

(1)
Includes impact of stock options, RSUs and PSUs.

For 2025, there were 1.1 million shares on a weighted average basis (2024 – 0.7 million) related to options outstanding under the Option Plan plus RSUs and PSUs outstanding under the RPSU plan that were considered anti-dilutive and/or not in the money and that have been excluded.